Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued liabilities and other liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2021	2022
Current
Rebates payable to customers	733	677
VAT and other taxes payable	5,014	8,597
Security deposit received from customers	418	822
Accrued employee benefits	10,548	10,567
Accrued professional fees	5,076	4,048
Accrued marketing and hosting expenses	1,326	1,257
Contingent consideration payable (Note 4(b))	4,507	—
Consideration payable (Note 4(b))	—	3,458
Advance from a former non-controlling interest shareholder (Note)	475	500
Others	1,638	613
	29,735	30,539

Non-current
Deferred other income	459	368
Consideration payable (Note 4(b))	—	1,703
	459	2,071